                                                          FILE NUMBER 028-00568

                                   FORM 13 F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

          Report for the Calendar Year or Quarter Ended June 30, 2006

                       If amended report check here:[ ]

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 14th day of August, 2006.

                                              By:
                                                  /s/ William M Lane
                                                  ------------------------------
                                                  William M Lane, Vice President
                                                  for Torray LLC

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June 30, 2006                   Form 13F - Torray LLC                        44
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     Item 1         Item 2   Item 3      Item 4      Item 5            Item 6             Item 7            Item 8
                                                                        Invest                         Voting Authority
                    Title    CUSIP     Fair Market   Total    --------------------------          ---------------------------
Name of Issuer     of Class  Number       Value      Shares   (a)Sole (b)Shared (c)Other Managers  (a)Sole  (b)Shared (c)None
--------------     -------- --------- ------------- --------- ------- --------- -------- -------- --------- --------- -------
Abbott
  Laboratories....  common  002824100    94,138,290 2,158,640    X                         All    2,058,940    --      99,700
Allied Capital
  Corporation.....  common  01903Q108    45,359,645 1,576,630    X                         All    1,467,730    --     108,900
AMBAC Financial
  Group, Inc......  common  023139108   117,045,953 1,443,230    X                         All    1,372,730    --      70,500
American Express
  Company.........  common  025816109    77,574,005 1,457,610    X                         All    1,378,610    --      79,000
American
  International
  Group, Inc......  common  026874107    28,257,788   478,540    X                         All      427,440    --      51,100
Amgen Inc.........  common  031162100   126,391,279 1,937,625    X                         All    1,852,925    --      84,700
Anheuser-Busch
  Cos., Inc.......  common  035229103    58,636,034 1,286,160    X                         All    1,191,360    --      94,800
Applied
  Materials, Inc..  common  038222105   104,056,876 6,391,700    X                         All    6,100,100    --     291,600
Automatic Data
  Processing, Inc.  common  053015103    76,107,278 1,678,220    X                         All    1,585,620    --      92,600
Calamos Asset
  Management, Inc.  common  12811R104    36,269,389 1,251,100    X                         All    1,200,100    --      51,000
CapitolSource.....  common  14055X102     1,055,700    45,000    X                         All       45,000    --          --
Cardinal Health
  Inc.............  common  14149Y108   117,498,745 1,826,500    X                         All    1,745,300    --      81,200
CarrAmerica
  Realty
  Corporation.....  common  144418100    25,683,075   576,500    X                         All      576,500    --          --
CB Richard Ellis
  Group, Inc......  common  12497T101     2,978,040   119,600    X                         All      119,600    --          --
CBRE Realty
  Finance, Inc....  common  12498B208     2,010,000   134,000    X                         All      134,000    --          --
Clear Channel
  Communications,
  Inc.............  common  184502102    30,956,500 1,000,210    X                         All      909,210    --      91,000
Danaher
  Corporation.....  common  235851102    71,927,770 1,118,280    X                         All    1,068,380    --      49,900
The Walt Disney
  Company.........  common  254687106    71,092,800 2,369,760    X                         All    2,176,360    --     193,400
EMC Corporation...  common  268648102     3,095,734   282,200    X                         All      282,200    --          --
Emerson Electric
  Company.........  common  291011104    68,342,027   815,440    X                         All      747,740    --      67,700
Fairfax Financial
  Holdings........  common  303901102    47,354,399   498,310    X                         All      498,310    --          --
First Data
  Corporation.....  common  319963104   100,314,439 2,227,230    X                         All    2,110,630    --     116,600
Franklin
  Resources Inc...  common  354613101    65,663,952   756,410    X                         All      696,610    --      59,800
Gannett Co., Inc..  common  364730101    36,239,844   647,950    X                         All      598,250    --      49,700
General Dynamics
  Corporation.....  common  369550108    58,773,915   897,860    X                         All      840,260    --      57,600
General Electric
  Company.........  common  369604103    45,714,202 1,386,960    X                         All    1,280,860    --     106,100
W.R. Grace & Co...  common  38388F108    23,400,000 2,000,000    X                         All    2,000,000    --          --
The Goldman Sachs
  Group, Inc......  common  38141G104    82,680,841   549,630    X                         All      513,430    --      36,200
Honeywell
  International
  Inc.............  common  438516106    42,965,039 1,066,130    X                         All    1,000,230    --      65,900
Illinois Tool
  Works Inc.......  common  452308109   122,104,450 2,570,620    X                         All    2,450,620    --     120,000
Intel Corporation.  common  458140100    79,765,180 4,204,800    X                         All    3,986,700    --     218,100
JPMorgan Chase &
  Co..............  common  46625H100    77,360,598 1,841,919    X                         All    1,737,942    --     103,977
Johnson & Johnson.  common  478160104    67,092,424 1,119,700    X                         All    1,060,300    --      59,400
LaBranche & Co.
  Inc.............  common  505447102    36,247,652 2,993,200    X                         All    2,993,200    --          --
Level 3
  Communications
  Inc.............  common  52729N100     9,157,500 2,062,500    X                         All    2,062,500    --          --
Eli Lilly and
  Company.........  common  532457108   139,247,238 2,519,400    X                         All    2,405,300    --     114,100
Markel Corporation  common  570535104    47,228,435   136,105    X                         All      136,105    --          --
Marsh & McClennan
  Companies, Inc..  common  571748102    54,887,868 2,041,200    X                         All    1,943,200    --      98,000
The McClatchy
  Company-- Class
  A...............  common  579489105    12,496,559   311,479    X                         All      297,558    --      13,921
Medtronic, Inc....  common  585055106   129,416,152 2,758,230    X                         All    2,625,830    --     132,400
O'Reilly
  Automotive, Inc.  common  686091109    41,263,185 1,322,962    X                         All    1,299,062    --      23,900
Sprint Nextel
  Corporation.....  common  852061100    81,419,270 4,073,000    X                         All    3,890,100    --     182,900
Tribune Company...  common  896047107    64,593,101 1,991,770    X                         All    1,889,370    --     102,400
United
  Technologies
  Corporation.....  common  913017109   118,427,972 1,867,360    X                         All    1,773,960    --      93,400
Univision
  Communications,
  Inc.............  common  914906102   144,167,250 4,303,500    X                         All    4,154,200    --     149,300
                                      -------------
                                      2,886,458,393
                                      =============
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